Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (8,538)	$ (4,556)	$ 1,349